Long-term Debt and Other Financing Arrangements - Additional Information (Detail)	1 Months Ended					12 Months Ended						0 Months Ended	1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended			2 Months Ended	12 Months Ended											1 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Feb. 28, 2013	Apr. 30, 2012 EUR (€)	Feb. 28, 2012 USD ($)	Feb. 29, 2012 EUR (€)	Jan. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Jan. 31, 2011 EUR (€)	Apr. 16, 2008 Eurodollar Loans USD ($)	Mar. 31, 2011 Revolving credit commitments USD ($)	Dec. 31, 2012 Revolving credit commitments USD ($)	Dec. 31, 2011 Revolving credit commitments USD ($)	Mar. 31, 2011 New revolving credit commitments USD ($)	Dec. 31, 2012 7.75% Senior Notes Due 2018 USD ($)	Feb. 28, 2013 Base rate loans	Dec. 31, 2012 Debenture Loans USD ($)	Dec. 31, 2011 Debenture Loans USD ($)	Dec. 31, 2011 Private placement debenture loan due 2011 JPY (¥)	May 31, 2011 Private placement debenture loan due 2012 EUR (€)	Dec. 31, 2012 Private placement debenture loan due 2012	Dec. 31, 2011 Private placement debenture loan due 2012 USD ($)	Dec. 31, 2010 Other loans USD ($)	Dec. 31, 2010 Other loans USD ($)	Dec. 31, 2009 Other loans USD ($)	Dec. 31, 2012 Other loans USD ($)	Dec. 31, 2011 Other loans USD ($)	Dec. 31, 2012 Other loans Euro Denominated Variable Rate Senior Secured Term Loans Due Two Thousand Thirteen	Dec. 31, 2012 Other loans Euro Denominated Variable Rate Senior Secured Term Loans Due Two Thousand Sixteen	Feb. 28, 2013 Luxco owned	Dec. 31, 2012 Luxco owned	Dec. 31, 2011 Luxco owned	Feb. 28, 2013 Nielsen common stock USD ($)	Dec. 31, 2012 Nielsen common stock USD ($)	Feb. 28, 2012 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum LIBOR Rate Floating rate	Dec. 31, 2012 Minimum Base rate Floating rate	Feb. 28, 2012 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum LIBOR Rate Floating rate	Dec. 31, 2012 Maximum Base rate Floating rate	Jan. 31, 2011 6.25% Mandatory Convertible Subordinated Bonds due 2013 USD ($)	Feb. 28, 2011 11.50% Senior Discount Notes Due 2016 USD ($)	Apr. 30, 2009 11.50% Senior Discount Notes Due 2016	Apr. 30, 2009 11.50% Senior Discount Notes Due 2016 Prepaid its 8.50% Senior Secured Term Loan due 2017 USD ($)	Feb. 28, 2011 11.625% Senior Discount Notes Due 2014 USD ($)	Feb. 28, 2011 12.50% Senior Subordinated Discount Notes Due 2016 USD ($)	Aug. 31, 2006 12.50% Senior Subordinated Discount Notes Due 2016 USD ($)	Aug. 31, 2006 11.125% Senior Discount Debenture Notes due 2016 EUR (€)	Mar. 31, 2011 11.125% Senior Discount Debenture Notes due 2016 USD ($)	Dec. 31, 2012 Senior secured term loan due 2016	Dec. 31, 2011 Senior secured term loan due 2016 LIBOR Loan	Dec. 31, 2011 Senior secured term loan due 2016 Base rate loans	Dec. 31, 2011 Senior secured term loan due 2016 Minimum LIBOR Loan	Dec. 31, 2011 Senior secured term loan due 2016 Minimum Base rate loans	Dec. 31, 2011 Senior secured term loan due 2016 Maximum LIBOR Loan	Dec. 31, 2011 Senior secured term loan due 2016 Maximum Base rate loans	Dec. 31, 2011 Senior secured term loan due 2013 Minimum LIBOR Loan	Dec. 31, 2011 Senior secured term loan due 2013 Minimum Base rate loans	Dec. 31, 2011 Senior secured term loan due 2013 Maximum LIBOR Loan	Dec. 31, 2011 Senior secured term loan due 2013 Maximum Base rate loans	Oct. 31, 2012 4.50% Senior Notes due 2020 USD ($)	Nov. 30, 2010 10% Senior Notes due 2014 USD ($)	Aug. 31, 2006 10% Senior Notes due 2014 USD ($)	Apr. 16, 2008 10% Senior Notes due 2014 USD ($)	Aug. 31, 2006 9% Senior Notes due 2014	Dec. 31, 2010 9% Senior Notes due 2014	Aug. 31, 2006 9% Senior Notes due 2014 Eurodollar Loans EUR (€)	Dec. 31, 2010 9% Senior Notes due 2014 Eurodollar Loans EUR (€)	Jan. 31, 2009 11.625% Senior Notes Due 2014 USD ($)	Apr. 30, 2009 11.50% Senior Notes Due 2016 USD ($)
Debt Instrument [Line Items]
Common stock, shares issued in initial public offering					82,142,858
Common stock, par value									€ 0.20	€ 0.20	€ 0.07
Issue price per share					$ 23.00
Proceeds from initial offering					$ 1,801,000,000
Underwriter discounts					88,000,000
Issuance of Mandatory Convertible Subordinated Bonds																																													288,000,000
Debt instrument interest rate stated percentage				6.75%																	2.50%		6.75%																						6.25%	11.50%			11.625%	12.50%			11.125%
Proceeds from issuance of bonds																																													277,000,000
Underwriter discounts on issue of bonds																																													11,000,000
Convertible Subordinated Bonds maturity date																																													Feb. 01, 2013
Bonds converted to common stock						10,416,700																																10,416,700				12,499,925
Number of shares issued per bond conversion																																						1.8116				2.1739
Conversion rate						$ 50.00
Consecutive trading period						25 days
Initial price per share						$ 23.00
Threshold appreciation price per share						$ 27.60
Common stock conversion per share price						$ 27.60
Payment to redeem outstanding senior notes																																														201,000,000			129,000,000	1,133,000,000			495,000,000
Face value of Senior Notes redeemed																																														164,000,000			107,000,000	999,000,000
Total long-term debt, Carrying Amount						6,184,000,000	6,359,000,000												2,093,000,000	1,699,000,000				39,000,000				1,000,000	4,000,000																	467,000,000
Debt instrument face value																																														500,000,000			330,000,000	1,070,000,000
Senior notes outstanding																																																	307,000,000
Percentage for aggregate principal amount																																																		105.89%			104.87%
Debt extinguishment charge						231,000,000
Common stock, shares outstanding						258,463,857	258,463,857																									195,463,201	236,266,399	270,746,445
Percentage of owned shares																																52.00%	65.00%	75.00%
Common stock, shares issued						258,463,857	258,463,857																												40,814,883	34,500,000
Common stock par value																																			$ 32.55	$ 30.25
Original principal amount repaid	1.00%		3.33%																																																			0.25%
Federal funds rate plus							0.50%
Company's secured leverage ratio in case of base rate loans																																																													2.00%	1.00%	2.25%	1.25%
Applicable margin for senior secured term loans, base rate loans	3.00%																																																						3.75%	2.75%
Total leverage ratio for base rate loans																																																									3.25%	2.25%	3.75%	2.75%
Senior Secured Credit Agreement amortizing term, amended			5 years
Senior Secured Credit Agreement amended, principal amount			1,222,000,000
Margin under term loan facility	2.75%																	1.75%																			0.75%				1.50%
Margin on LIBOR loans																																					1.75%				2.50%
Debt instrument, maturity date			2017-02-28
Principal amount of notes issued			750,000,000														1,080,000,000																																																800,000,000									500,000,000
Original principal amount paid in first year			5.00%
Original principal amount paid in second year			5.00%
Original principal amount paid in third year			10.00%
Original principal amount paid in fourth year			10.00%
Original principal amount paid in fifth year			70.00%
Net restricted assets, subsidiary entities						5,200,000,000
Capital stock of non-U.S. subsidiaries of the company, percentage						65.00%
Debt instrument, maximum borrowing capacity													688,000,000			635,000,000
Debt instrument, maturity date													Aug. 01, 2012			Apr. 01, 2016
Debt instrument, interest rate																																							2.25%	1.25%			3.50%	2.50%
Credit commitment fee percentage																																							0.375%
Borrowings, outstanding														0	0
Letters of credit, outstanding														13,000,000	19,000,000
Debt instrument, remaining borrowing capacity														622,000,000
Redemption of Senior Notes and Senior Subordinated Discount Notes at a percentage of aggregated accreted principal plus accrued and unpaid interest																			101.00%
Interest rate																	7.75%																														11.50%				12.50%	11.125%													4.50%		10.00%		9.00%				11.625%	11.50%
Maturity price of Senior Notes																																																																	800
Cash proceeds from issue of notes, net of fees and expenses																	1,065,000,000																																																788,000,000								290,000,000	452,000,000
Incurring cost																																																115,000,000
Issue price of notes																	1,085,000,000																																																								297,000,000	461,000,000
Debt instrument maturity year																	2018						2012																												2016	2016																					2014	2016
Additional Notes issued																																																																				220,000,000					330,000,000
Issue of Notes																																																			1,070,000,000	343,000,000															650,000,000				150
Redemption of Senior Notes																																																																		870,000,000
Redemption of notes at a percentage of aggregate principal amount																																																																		105.00%				104.50%
Redemption of Senior Notes																																																																								150
Loss on redemption												90,000,000
Repayment of debt		50,000,000		30,000,000																	4,000,000,000	50,000,000
Acquisition price per share						$ 48
Unsecured note or loan amount commitment						1,300,000,000
Foreign currency translation adjustment, net of tax																									43,000,000	96,000,000	21,000,000
Income tax on Foreign currency translation adjustment																									17,000,000
Maturity Date of Term Loan																														2013	2016
Deferred financing costs						60,000,000	68,000,000
Issue of Notes to Related Parties						412,000,000	600,000,000
Interest expense associated with amounts held by Sponsors						20,000,000	26,000,000	29,000,000
Effective interest rates on capital leases and other financing activities																																						8.00%				10.00%
Interest expense related to capital leases and other financing transactions						9,000,000	10,000,000	11,000,000
Proceeds to be received from non-cancelable leases						$ 5,000,000